Debt Obligations Debt Obligations (Covenants Related To Credit Agrrements) (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Debt Instrument [Line Items]
Leverage Ratio Maximum	6.0
Maximum Leverage Ratio Permitted	7
Debt instrument covenant minimum fixed charge coverage ratio	1.5
ETP [Member]
Debt Instrument [Line Items]
Leverage Ratio Maximum	5.0
Maximum Leverage Ratio Permitted	5.5
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio	5.0
Adjusted EBITDA Ratio	4.4
Bakken Project $2.50 billion Credit Facility due August 2019 [Member]
Debt Instrument [Line Items]
Minimum debt service coverage ratio	1.20
PennTex [Member]
Debt Instrument [Line Items]
Leverage Ratio Maximum	4.75
Minimum interest coverage ratio	2.50
Acquisition Period [Member] | Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio	5.5
Leverage Ratio [Member] | Sunoco LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description	The Sunoco LP Credit Facilities require Sunoco LP to maintain a leverage ratio (as defined therein) of not more than (a) as of the last day of each fiscal quarter through December 31, 2017, 6.75 to 1.0, (b) as of March 31, 2018, 6.5 to 1.0, (c) as of June 30, 2018, 6.25 to 1.0, (d) as of September 30, 2018, 6.0 to 1.0, (e) as of December 31, 2018, 5.75 to 1.0 and (f) thereafter, 5.5 to 1.0 (in the case of the quarter ending March 31, 2019 and thereafter, subject to increases to 6.0 to 1.0 in connection with certain specified acquisitions in excess of $50 million, as permitted under the Credit Facilities. Indebtedness under the Credit Facilities is secured by a security interest in, among other things, all of Sunoco LP’s present and future personal property and all of the present and future personal property of its guarantors, the capital stock of its material subsidiaries (or 66% of the capital stock of material foreign subsidiaries), and any intercompany debt. Upon the first achievement by Sunoco LP of an investment grade credit rating, all security interests securing borrowings under the Credit Facilities will be released.
Minimum [Member] | PennTex [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.35%
Minimum [Member] | Applicable margins for LIBOR rate loans [Member] | PennTex [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Minimum [Member] | Applicable margin for ABR loans [Member] | PennTex [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Maximum [Member] | PennTex [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Maximum [Member] | Applicable margins for LIBOR rate loans [Member] | PennTex [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.25%
Maximum [Member] | Applicable margin for ABR loans [Member] | PennTex [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%